Mining royalties (Tables)	12 Months Ended
Dec. 31, 2024
Mining royalties
Schedule of detailed information about mining royalties

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Sindicato Minero de Orcopampa S.A., note 31(b)	15,831	12,832	11,053
Royalties paid to the Peruvian State	4,115	6,007	6,680
	19,946	18,839	17,733